Virtus Disciplined Small-Cap Growth Fund

and Virtus Intermediate Government Bond Fund,

each a series of Virtus Insight Trust

Supplement dated December 15, 2008 to the Prospectus and

Statement of Additional Information dated May 1, 2008,

each as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

Effective December 15, 2008, the funds’ investment adviser has modified the voluntary expense limitation arrangements for the above-named funds. Accordingly, effective December 15, 2008, all references to expense limitation arrangements with respect to the each of these funds are amended to reflect the following caps:

Disciplined Small-Cap Growth Fund

Class A	Class C	Class I
1.55%	2.30%	1.30%*

Intermediate Government Bond Fund

Class A	Class I
0.90%	0.65%*

These voluntary expense limitations may be modified or discontinued at any time.

*	Includes effect of voluntary waiver of shareholder services fee by the funds’ distributor.

Investors should retain this supplement with the Prospectus and

Statement of Additional Information for future reference.

VIT 8003/DSCGF&IGBF ExpCaps (12/08)